CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Product development USD ($)	Dec. 31, 2014 Product development CNY	Dec. 31, 2013 Product development CNY	Dec. 31, 2012 Product development CNY	Dec. 31, 2014 Sales and marketing USD ($)	Dec. 31, 2014 Sales and marketing CNY	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2014 General and administrative USD ($)	Dec. 31, 2014 General and administrative CNY	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY
Revenues:
Accommodation reservation	$ 515,976,362	3,201,426,933	2,214,170,887	1,702,500,571
Transportation ticketing	475,465,378	2,950,072,484	2,161,784,259	1,690,285,903
Packaged-tour	170,094,640	1,055,369,205	935,684,729	689,660,631
Corporate travel	60,182,286	373,407,012	266,988,534	199,756,068
Others	30,990,148	192,281,473	138,388,653	126,989,085
Total revenues	1,252,708,814	7,772,557,107	5,717,017,062	4,409,192,258
Less: business tax and related surcharges	(68,600,512)	(425,638,738)	(330,271,520)	(250,401,009)
Net revenues	1,184,108,302	7,346,918,369	5,386,745,542	4,158,791,249
Cost of revenues	(338,556,299)	(2,100,606,413)	(1,386,767,067)	(1,037,791,093)
Gross profit	845,552,003	5,246,311,956	3,999,978,475	3,121,000,156
Operating expenses:
Product development	(374,133,506)	(2,321,348,753)	(1,245,719,192)	(911,904,722)
Sales and marketing	(356,865,828)	(2,214,209,719)	(1,269,412,720)	(984,002,165)
General and administrative	(138,856,756)	(861,550,628)	(646,404,879)	(570,487,457)
Total operating expenses	(869,856,090)	(5,397,109,100)	(3,161,536,791)	(2,466,394,344)
Income/(loss) from operations	(24,304,087)	(150,797,144)	838,441,684	654,605,812
Interest income	49,089,956	304,583,544	200,068,533	177,144,144
Interest expense	(26,166,824)	(162,354,675)	(57,043,756)	(11,344,180)
Other income (net)	23,209,624	144,006,435	163,122,374	130,287,943
Income before income tax expense, equity in income of affiliates and non-controlling interests	21,828,669	135,438,160	1,144,588,835	950,693,719
Income tax expense	(21,084,543)	(130,821,156)	(293,740,322)	(294,525,956)
Equity in income of affiliates	14,022,716	87,005,341	55,554,072	34,343,000
Net income	14,766,842	91,622,345	906,402,585	690,510,763
Net loss attributable to non-controlling interests	24,355,710	151,117,436	91,917,099	23,895,101
Net income attributable to Ctrip's shareholders	39,122,552	242,739,781	998,319,684	714,405,864
Net income	14,766,842	91,622,345	906,402,585	690,510,763
Other comprehensive income:
Foreign currency translation	(10,759,727)	(66,759,799)	(14,167,524)	21,039,744
Unrealized securities holding gains , net of tax	22,193,952	137,704,595	445,580,779	92,647,858
Total comprehensive income	26,201,067	162,567,141	1,337,815,840	804,198,365
Comprehensive loss attributable to non-controlling interests	24,355,710	151,117,436	91,917,099	23,895,101
Comprehensive income attributable to Ctrip's shareholders	50,556,777	313,684,577	1,429,732,939	828,093,466
Weighted average ordinary shares outstanding
- Basic shares (in shares)	34,289,170	34,289,170	32,905,601	34,236,761
- Diluted shares (in shares)	38,207,858	38,207,858	38,069,841	36,090,785
Share-based compensation included in Operating expense above is as follows:
Share-based compensation					$ 29,762,527	184,664,576	138,668,196	132,583,177	$ 8,766,320	54,391,508	49,104,528	55,892,394	$ 41,515,554	257,587,405	250,156,753	243,245,751